Debt - Components of Debt (Details) - USD ($)		1 Months Ended	9 Months Ended
		Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Jul. 12, 2018	Apr. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total debt, excluding VIE loans			$ 737,652,000				$ 1,346,496,000
Total debt			2,636,660,000				2,434,900,000
Less: Deferred finance charges			(17,080,000)				(24,053,000)
Total debt, net of deferred finance charges			2,619,580,000				2,410,847,000
Repayments of debt	[1]		936,896,000	$ 398,316,000
Secured Debt | Golar Arctic facility
Debt Instrument [Line Items]
Total debt, excluding VIE loans			60,125,000				65,600,000
Secured Debt | Golar Viking facility
Debt Instrument [Line Items]
Total debt, excluding VIE loans			48,177,000				52,083,000
Secured Debt | Margin Loan Facility
Debt Instrument [Line Items]
Total debt, excluding VIE loans			100,000,000				119,125,000
Secured Debt | FLNG Hilli facility
Debt Instrument [Line Items]
Total debt, excluding VIE loans			0				525,000,000
Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Total debt, excluding VIE loans			179,202,000				195,449,000
Secured Debt | ICBC VIE loans
Debt Instrument [Line Items]
Total debt, VIE loans			617,365,000				641,936,000
Secured Debt | Seal VIE loan
Debt Instrument [Line Items]
Total debt, VIE loans			143,849,000				143,849,000
Secured Debt | Tundra VIE loan
Debt Instrument [Line Items]
Total debt, VIE loans			125,937,000				198,613,000
Secured Debt | Crystal VIE loan
Debt Instrument [Line Items]
Total debt, VIE loans			98,727,000				104,006,000
Debt instrument, face amount						$ 101,000,000
Long-term debt, term						10 years
Secured Debt | CSSC VIE Loan
Debt Instrument [Line Items]
Total debt, VIE loans			913,130,000				0
Convertible Debt | 2017 convertible bonds
Debt Instrument [Line Items]
Total debt, excluding VIE loans			350,148,000				340,173,000
Shareholder Notes Payable | Hilli shareholder loans
Debt Instrument [Line Items]
Total debt, excluding VIE loans			0				49,066,000
Variable Interest Entity, Primary Beneficiary
Debt Instrument [Line Items]
Total debt, net of deferred finance charges			1,896,550,000
Hilli / CSSC | Affiliated Entity | FLNG Hilli facility
Debt Instrument [Line Items]
Repayments of debt		$ 640,000,000
Hilli / CSSC | Variable Interest Entity, Primary Beneficiary | Affiliated Entity | FLNG Hilli facility
Debt Instrument [Line Items]
Debt instrument, face amount			960,000,000
Line of Credit | Secured Debt | $1.125 billion facility
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 1,125,000,000				$ 1,125,000,000
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Golar Hilli LLC | Golar LNG Partners
Debt Instrument [Line Items]
Guarantor obligations, current carrying value					$ 456,600,000

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the nine months ended September 30, 2017.